DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 07, 2020	Sep. 11, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Cash held outside of the Trust Account			$ 11,948,000			$ 15,517,000	$ 11,948,000		$ 15,517,000	$ 9,815,000
Net loss			(13,548,000)		$ (5,702,000)		(26,086,000)	$ (10,484,000)	(21,807,000)	(25,678,000)
Cash used in operating activities							13,022,000	16,407,000	26,446,000	16,422,000
Revenue			$ 1,172,000		$ 6,399,000		$ 8,318,000	$ 9,960,000	$ 18,975,000	$ 15,223,000
Share price (in usd per share)			$ 5.40			$ 0.33	$ 5.40		$ 0.33
JAWS Spitfire Acquisition Corporation
Subsidiary, Sale of Stock [Line Items]
Cash held outside of the Trust Account			$ 145,200			$ 1,667,600	$ 145,200		$ 1,667,600
Net loss			$ (2,660,294)	$ 16,083,886		(1,767,451)	13,423,592
Cash used in operating activities						782,400	$ 1,254,632
Revenue						0
Share price (in usd per share)			$ 10.00				$ 10.00
Transaction costs	$ 19,126,250
Deferred underwriting fees	12,075,000		$ 12,075,000			12,075,000	$ 12,075,000		12,075,000
Other offering costs	151,250
Other offering costs reimbursed from underwriters	$ 450,000					$ 450,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account						80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						2 days	2 days
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001			$ 5,000,001	$ 5,000,001		5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent						15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Threshold business days for redemption of public shares						10 days	10 days
Maximum net interest to pay dissolution expenses						$ 100,000	$ 100,000
Deferred Offering Costs						19,126,250			19,126,250
Condition For Future Business Combination Number Of Businesses Minimum		one
JAWS Spitfire Acquisition Corporation | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000						34,500,000
Share price (in usd per share)	$ 10.00		$ 10.00				$ 10.00
Gross proceeds from sale of units	$ 345,000,000
Deferred underwriting fees	6,900,000		$ 6,900,000			6,900,000	$ 6,900,000		$ 6,900,000
Other offering costs						$ 601,250
Sale of Stock, Transaction Costs	$ 345,000,000
Sale of share price unit	$ 10.00
JAWS Spitfire Acquisition Corporation | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000						4,500,000
JAWS Spitfire Acquisition Corporation | Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,450,000					4,450,000
Share price (in usd per share)	$ 2.00					$ 2.00			$ 2.00
Gross proceeds from sale of units	$ 8,900,000					$ 8,900,000
Other offering costs						$ 151,250